STOCKHOLDERS' EQUITY - Warrants (Details) - Warrants	12 Months Ended
	Dec. 31, 2015 $ / shares $ / item shares	Dec. 31, 2014 shares	Sep. 30, 2014 $ / shares
Stockholder's equity
Number of Shares	4,585,644
Exercise price per share (in dollars per share) | $ / shares			$ 3.36
Number of warrants granted (in shares)	4,000	3,669,118
Number of warrants exercised (in shares)	0	0
Number of warrants expired (in shares)	5,715	12,858
Weighted average
Stockholder's equity
Exercise price per share (in dollars per share) | $ / shares	$ 4.21
March 2017
Stockholder's equity
Number of Shares not indexed to entity's own stock	29,750
Exercise price per share not indexed to entity's own stock (in dollars per share) | $ / item	5.25
March 2017
Stockholder's equity
Number of Shares not indexed to entity's own stock	882,776
Exercise price per share not indexed to entity's own stock (in dollars per share) | $ / item	7.70
January 21, 2017
Stockholder's equity
Number of Shares	4,000
Exercise price per share (in dollars per share) | $ / shares	$ 4.00
March 9, 2017
Stockholder's equity
Number of Shares	29,750
Exercise price per share (in dollars per share) | $ / shares	$ 5.25
March 9, 2017
Stockholder's equity
Number of Shares	882,776
Exercise price per share (in dollars per share) | $ / shares	$ 7.70
May 30, 2017
Stockholder's equity
Number of Shares	6,000
Exercise price per share (in dollars per share) | $ / shares	$ 4.00
September 15, 2017
Stockholder's equity
Number of Shares	4,000
Exercise price per share (in dollars per share) | $ / shares	$ 4.00
September 25, 2019
Stockholder's equity
Number of Shares	3,605,042
Exercise price per share (in dollars per share) | $ / shares	$ 3.36
September 26, 2019
Stockholder's equity
Number of Shares	54,076
Exercise price per share (in dollars per share) | $ / shares	$ 3.36